Trade and other payables	9 Months Ended
Sep. 30, 2026
Trade and other payables [abstract]
Trade and other payables
16. Trade and other payables

	September 30, 2026	December 31, 2025
	$	$
Trade payables	2,544,207	1,901,220
Accrued expenses	2,652,487	1,848,577
VAT payable	70,225	12,684
Total trade and other payables	5,266,919	3,762,481
All amounts are short-term. The carrying value of trade payables and accrued expenses is considered to be a reasonable approximation of their fair value.